Acquisitions and divestitures	12 Months Ended
Mar. 31, 2016
Acquisitions and divestitures

3. Acquisitions and divestitures

(1) Robeco Groep N.V. acquisition

On July 1, 2013, the Company acquired approximately 90.01% of the total voting equity interests of Robeco Groep N.V. (Head office: Rotterdam, the Netherlands, hereinafter, “Robeco”) from Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Head office: Utrecht, the Netherlands, hereinafter, “Rabobank”). As a result, Robeco has become a consolidated subsidiary of the Company. Robeco, a mid-size global asset manager, offers a mix of investment solutions in a broad range of strategies to institutional and private investors worldwide.

The total cost of the acquisition consideration was ¥255,163 million. The initial consideration of ¥249,987 million was paid by ¥230,579 million in cash and 13,902,900 shares issued out of treasury, valued at ¥19,408 million. The 13,902,900 shares issued to Rabobank as part of the total consideration was determined based on the closing price of ¥1,396 of the Company’s common share on the Tokyo Stock Exchange on July 1, 2013 in accordance with the share purchase agreement executed between the Company and Rabobank as of February 19, 2013. In addition, the Company agreed to pay contingent consideration depending on the future performance of a certain section of asset management business for each of Robeco’s fiscal years until the fiscal year ended in December 2015. The estimated fair value of such contingent consideration was ¥5,176 million, which was included in the total consideration transferred. Due to the elapse of the computation period of the contingent consideration, unsettled payment of ¥2,398 million was included in trade notes, accounts and other payable in the Company’s consolidated balance sheets as of March, 31, 2016. During fiscal 2015, there was an increase in its fair value by ¥12,203 million, a decrease by ¥47 million due to settlement, and a decrease by ¥9,456 million due to the amount for an annual payment being finalized. During fiscal 2016, there was a decrease in its fair value by ¥3,059 million. The changes in the fair value is included as part of other (income) and expense, net in the Company’s consolidated statements of income.

Transaction costs of ¥2,039 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for prior periods.

Through this acquisition, the Company aims to expand its global asset management business as one of the measures to pursue new business models by combining finance with related services. The rationale for the Company’s acquisition of Robeco includes the strength of Robeco’s global brand, the diversity of its businesses across asset classes and regions, the breadth of its global distribution network and the experience of its investment teams. As a well-managed and relatively autonomous group of businesses with a good performance record, Robeco is the ideal vehicle for the Company to pursue its ambitions in global asset management. Growth opportunities also exist in the pension and asset management markets in Asia and the Middle East, where the Company has an established network.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of fiscal 2013:

Millions of yen
2014
Total revenues	¥1,405,276
Income from Continuing Operations	189,061

Total revenues and income from continuing operations of Robeco included in the Company’s consolidated statements of income for fiscal 2014 were ¥111,166 million and ¥17,251 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date. The unaudited supplemental pro forma financial information does not include nonrecurring costs directly attributable to the acquisition, such as certain professional fees, that would not have been incurred had the acquisition not occurred.

(2) DAIKYO INCORPORATED acquisition

In March, 2005, the Company entered into a capital alliance with DAIKYO, which operates condominium development and management businesses. In connection with the capital alliance, the Company acquired 133,720,000 shares of DAIKYO’s common stock, 10,000,000 shares of type-1 preferred stock, 15,000,000 shares of type-2 preferred stock and 25,000,000 shares of type-4 preferred stock. In June 2008, DAIKYO redeemed certain of type-2 preferred stock and type-4 preferred stock held by the Company. Furthermore, in March 2009, the Company subscribed 25,000,000 shares of type-7 preferred stock and acquired 23,598,144 shares of type-8 preferred stock of DAIKYO. Since entering into the capital alliance, DAIKYO has shifted its business model from one focusing on “Flow business”, such as development and sale of condominiums, to one that achieves a balance between “Flow business” and “Stock business”, such as asset management and brokerage of condominiums. As a result of the shift, DAIKYO has developed business platforms that generate more stable financial performance.

On February 27, 2014, the Company exercised its conversion rights attached to all type-2 preferred stock, type-4 preferred stock, type-7 preferred stock and type-8 preferred stock of DAIKYO held by the Company. As a result, the Company acquired an additional 398,204,999 shares of common stock of DAIKYO. Following the conversion, its voting rights in DAIKYO increased from 31.7% to 64.1% and DAIKYO became a consolidated subsidiary of the Company from an equity method affiliate. There was no additional capital investment in DAIKYO in conjunction with the exercise of the acquisition rights.

Transaction costs of ¥23 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for fiscal 2014.

Prior to the exercise of the acquisition rights in February 2014, the Company’s interest in DAIKYO was accounted for under the equity method of accounting. As a result of this step acquisition, the Company remeasured its previously held equity interest at its fair value of ¥124,606 million, which was calculated based primarily on the market price of the common shares on an as-if converted basis adjusted for any control premium, and the Company recognized a gain of ¥58,435 million included in gains on sales of subsidiaries and affiliates and liquidation losses, net in the consolidated statements of income for fiscal 2014.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of fiscal 2013:

Millions of yen
2014
Total revenues	¥1,594,033
Income from Continuing Operations	203,243

Total revenues and income from continuing operations of DAIKYO included in the Company’s consolidated statements of income for fiscal 2014 were ¥56,803 million and ¥1,296 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.

(3) Hartford Life Insurance K.K. acquisition

On July 1, 2014, the Company’s wholly owned subsidiary, ORIX Life Insurance Corporation (hereinafter, “ORIX Life Insurance”), acquired the entire outstanding shares of Hartford Life Insurance K.K. (Head office: Minato-ku, Tokyo, Japan, Business description: Life insurance business and reinsurance business, hereinafter, “HLIKK”), a subsidiary of The Hartford Financial Services Group, Inc. in accordance with the share purchase agreement executed between the Company and Hartford Life, Inc. (Head office: Simsburry, Connecticut, U.S.A.), a subsidiary of The Hartford Financial Services Group, Inc. as of April 28, 2014 in order to enhance its capital strength and improve the soundness of its management, in view of accelerating its growth. As a result, HLIKK has become a consolidated subsidiary of the Company. HLIKK has discontinued selling insurance products since June 2009.

In addition, on July 1, 2015, HLIKK was merged into ORIX Life Insurance.

The total cost of acquisition consideration was ¥98,355 million, of which cost, ¥97,676 million was paid in cash on July 1, 2014. In addition, an additional consideration of ¥679 million was paid in cash on December 3, 2014, as a result of the acquisition price adjustment calculated based on HLIKK’s net assets as of June 30, 2014 pursuant to the share purchase agreement.

Transaction costs were ¥224 million and ¥1,217 million for fiscal 2014 and 2015, respectively, and are included in selling, general and administrative expenses in the Company’s consolidated statements of income.

The Company allocated the acquisition consideration to HLIKK’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).

The company finalized the purchase price allocation during fiscal 2016. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of HLIKK.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥69,244
Installment Loans	282
Investment in Securities	1,847,536
Trade Notes, Accounts and Other Receivable	66,340
Office Facilities	351
Other Assets	319,244

Total Assets	2,302,997

Short-Term Debt	25,000
Trade Notes, Accounts and Other Payable	3,979
Policy Liabilities and Policy Account Balances	2,125,257
Current and Deferred Income Taxes	8,413
Other Liabilities	5,911

Total Liabilities	2,168,560

Net	134,437

Fair value of Consideration transferred	98,355

Bargain purchase gain	¥36,082

In connection with this acquisition, the Company recognized the identifiable assets acquired and the liabilities assumed at their fair value, and recognized an excess of the fair value of the net assets acquired over the fair value of the consideration transferred as a bargain purchase gain of ¥36,082 million for the previous fiscal year, which is separately reported in the consolidated statements of income.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2013, the beginning of fiscal 2014:

	Millions of yen
	2014	2015
Total revenues	¥1,819,007	¥2,220,805
Income from Continuing Operations	215,158	259,239

Total revenues and income from continuing operations of HLIKK included in the Company’s consolidated statements of income for fiscal 2015 are ¥196,883 million and ¥4,597 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date. The Company elected the fair value option to account for variable annuity insurance contracts at the acquisition date; however, it cannot reasonably calculate their fair values prior to the acquisition date as if the fair value option were retrospectively applied. Thus, the unaudited supplemental pro forma financial information is prepared in accordance with ASC 944 (“Financial Services—Insurance”) without applying the fair value option accounting.

(4) Other acquisitions

During fiscal 2014, the Company and its subsidiaries acquired entities, other than Robeco and DAIKYO, for a total cost of the acquisition consideration of ¥62,565 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2015, the amount of goodwill was ¥39,507 million, of which ¥1,184 million is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥1,343 million. The acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

During fiscal 2015, the Company and its subsidiaries acquired entities other than HLIKK which were individually immaterial business combinations but were considered collectively material. The total cost of the acquisitions consideration was ¥102,621 million which was paid mainly in cash.

The Company allocated the acquisition consideration to the entities’ respective assets acquired and liabilities assumed, and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is estimated based on the acquisition consideration taking into account an appraisal value using a binominal option pricing model.

The Company finalized the purchase price allocation during fiscal 2016. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of the acquired entities.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥32,234
Property under Facility Operations	9,289
Trade Notes, Accounts and Other Receivable	37,359
Inventories	21,249
Office Facilities	3,250
Other Assets	158,370
Other	1,359

Total Assets	263,110

Short-Term Debt	4,140
Trade Notes, Accounts and Other Payable	33,963
Current and Deferred Income Taxes	24,457
Long-Term Debt	45,739
Other Liabilities	26,165

Total Liabilities	134,464

Noncontrolling interests	26,025

Aggregate fair value of considerations transferred	¥102,621

Goodwill with a value of ¥79,872 million and other intangible assets of ¥60,839 million that were identified in connection with the acquisitions are included in other assets in the Company’s consolidated balance sheet as of March 31, 2016. The goodwill is calculated as the excess of considerations transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired, liabilities assumed and noncontrolling interest. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of the entities and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with the acquisitions are included in the Corporate Financial Services segment, the Investment and Operation segment and the Overseas Business segment.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisitions had occurred as of April 1, 2013, the beginning of fiscal 2014:

	Millions of yen
	2014	2015
Total revenues	¥1,756,437	¥2,345,327
Income from Continuing Operations	197,772	255,219

Total revenues and income from continuing operations of newly consolidated subsidiaries included in the Company’s consolidated statements of income for fiscal 2015 are ¥234,030 million and ¥5,033 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.

During fiscal 2016, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥51,786 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥34,319 million. The goodwill is not deductible for tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥11,238 million. The Company reflected certain preliminary estimates with respect to the fair value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end and the purchase price allocations have not completed yet. The acquisitions were mainly included in the Investment and Operation segment and the Overseas Business segment.

The segment in which goodwill is allocated is disclosed in Note 13 “Goodwill and Other Intangible Assets.”

(5) Divestitures

Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2014, 2015 and 2016 amounted to ¥64,923 million, ¥20,575 million and ¥57,867 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2014 mainly consisted of ¥58,738 million in the Investment and Operating segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2015 mainly consisted of ¥18,510 million in the Overseas Business segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2016 mainly consisted of ¥47,994 million in the Overseas Business segment and ¥9,145 million in the Investment and Operation segment. The details of significant divestitures are as follows.

During fiscal 2015, the Company sold 71.9% of the common shares of a consolidated subsidiary, STX Energy Co., Ltd. (presently GS E&R Corp., hereinafter, “STX Energy”) to a third-party. The Company retains a 25% interest in STX Energy, which became an equity method affiliate from fiscal 2015. The sale of the controlling interest resulted in a gain of ¥14,883 million, and the remeasurement of the retained interest to its fair value resulted in a gain of ¥1,329 million, both of which were included in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net during fiscal 2015. The fair value of the retained interest was remeasured based on the sale proceed adjusted for a control premium.

During fiscal 2016, ORIX USA Corporation (hereinafter, “ORIX USA”), a wholly owned subsidiary of the Company, sold 14.7% of its shares of Class A common stock of Houlihan Lokey, Inc. (hereinafter, “Houlihan Lokey”), a subsidiary of ORIX USA, through the initial public offering (hereinafter, “IPO”), concurrently allotting its shares to Houlihan Lokey’s management and other employees. ORIX USA retains a 33.0% interest in Houlihan Lokey’s Class A common stock and thus Houlihan Lokey became an equity method investee during fiscal 2016. The partial sale of the ownership interest resulted in a gain of ¥10,498 million, and the remeasurement of the retained interest to its fair value due to a loss of control resulted in a gain of ¥29,087 million, both of which were included in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2016. The fair value of the retained interest was remeasured based on the sale price in the IPO.

During fiscal 2016, the Company and its subsidiaries sold to third parties all of the shares of certain consolidated subsidiaries.

As a result of the sales, the Company and its subsidiaries recognized a gain of ¥8,739 million in gains on sales of subsidiaries and affiliates and liquidation losses, net in the consolidated statement of income for fiscal 2016.